Portfolio of Investments – as of February 28, 2025 (Unaudited)
Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans — 93.5% of Net Assets
	Aerospace & Defense — 1.7%
$3,377,535	Azorra Soar TLB Finance Ltd., Term Loan B, 3 mo. USD SOFR + 3.500%, 7.859%, 10/18/2029(a)(b)	$3,392,329
2,900,000	Barnes Group, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 3.000%, 7.324%, 1/27/2032(a)(b)	2,886,399
1,841,243	Spirit AeroSystems, Inc., 2022 Term Loan, 3 mo. USD SOFR + 4.500%, 8.791%, 1/15/2027(b)	1,846,619
3,820,589	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 7.079%, 8/24/2028(a)(b)	3,827,466
2,271,336	Vertex Aerospace Services LLC, 2021 First Lien Term Loan, 1 mo. USD SOFR + 2.250%, 6.574%, 12/06/2030(b)	2,256,822
		14,209,635
	Airlines — 0.2%
1,784,250	American Airlines, Inc., 2021 Term Loan, 3 mo. USD SOFR + 4.750%, 9.305%, 4/20/2028(a)(b)	1,820,381
	Automotive — 2.2%
6,477,500	Clarios Global LP, 2025 USD Term Loan B, 1 mo. USD SOFR + 2.750%, 7.074%, 1/28/2032(a)(b)	6,461,306
4,000,000	First Brands Group LLC, 2021 2nd Lien Term Loan, 3 mo. USD SOFR + 8.500%, 13.052%, 3/30/2028(a)(b)	3,730,000
4,138,636	First Brands Group LLC, 2021 Term Loan, 3 mo. USD SOFR + 5.000%, 9.552%, 3/30/2027(a)(b)	3,962,744
4,553,578	IXS Holdings, Inc., 2020 Term Loan B, 3 mo. USD SOFR + 4.250%, 8.679%, 3/05/2027(a)(b)	4,535,956
		18,690,006
	Brokerage — 4.6%
5,243,000	AssetMark Financial Holdings, Inc., 2024 Term Loan, 3 mo. USD SOFR + 2.750%, 7.079%, 9/05/2031(a)(b)	5,233,982
3,000,000	DRW Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 7.791%, 6/26/2031(a)(b)	2,989,680
3,500,000	Edelman Financial Center LLC, 2024 2nd Lien Term Loan, 1 mo. USD SOFR + 5.250%, 9.574%, 10/06/2028(b)	3,514,595
2,921,569	Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD SOFR + 4.000%, 8.324%, 2/28/2031(b)	2,930,713
315,204	Focus Financial Partners LLC, 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.250%, 7.574%, 9/15/2031(a)(b)	314,697
2,934,796	Focus Financial Partners LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 3.250%, 7.574%, 9/15/2031(a)(b)	2,928,545
3,250,000	Focus Financial Partners LLC, 2025 Term Loan, 9/15/2031(c)	3,243,078
1,945,000	GEN II Fund Services LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.079%, 11/26/2031(a)(b)	1,947,431
2,733,014	Guggenheim Partners LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.500%, 6.829%, 11/26/2031(a)(b)	2,730,746
2,434,996	Hightower Holding LLC, 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.291%, 2/03/2032(a)(b)	2,428,908
467,429	Janney Montgomery Scott LLC, Delayed Draw Term Loan, 1.625%, 11/28/2031(d)	468,550
2,804,571	Janney Montgomery Scott LLC, Term Loan, 3 mo. USD SOFR + 3.250%, 7.579%, 11/28/2031(a)(b)	2,811,302
3,425,415	Jefferies Finance LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.000%, 7.322%, 10/21/2031(a)(b)	3,419,695
3,997,307	Teneo Holdings LLC, 2024 Term Loan B, 1 mo. USD SOFR + 4.750%, 9.074%, 3/13/2031(b)	4,028,526
		38,990,448
Principal Amount	Description	Value (†)
	Building Materials — 4.4%
$2,328,238	Chamberlain Group, Inc., Term Loan B, 1 mo. USD SOFR + 3.250%, 7.674%, 11/03/2028(b)	$2,324,350
2,424,110	Foley Products Co. LLC, 2024 Term Loan, 3 mo. USD SOFR + 4.750%, 9.229%, 12/29/2028(a)(b)	2,443,042
3,151,188	Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, USD SOFR + 4.000%, 8.552%, 1/29/2031(a)(b)	2,993,628
3,276,000	Janus International Group LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.500%, 6.791%, 8/03/2030(b)	3,267,810
2,718,545	Kodiak Building Partners, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.750%, 8.046%, 12/04/2031(a)(b)	2,712,510
3,659,175	LHS Borrower LLC, 2022 Term Loan B, 1 mo. USD SOFR + 4.750%, 9.174%, 2/16/2029(b)	3,384,737
1,496,250	Madison Safety & Flow LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.574%, 9/26/2031(a)(b)	1,497,492
1,496,250	Madison Safety & Flow LLC, 2025 Term Loan B, 9/26/2031(c)	1,497,492
4,018,902	MI Windows & Doors LLC, 2024 Term Loan B2, 1 mo. USD SOFR + 3.000%, 7.324%, 3/28/2031(a)(b)	4,023,484
2,576,185	Oscar AcquisitionCo LLC, Term Loan B, 6 mo. USD SOFR + 4.250%, 8.495%, 4/29/2029(a)(b)	2,558,796
2,770,000	Quikrete Holdings, Inc., 2025 Term Loan B, 3 mo. USD SOFR + 2.250%, 6.560%, 2/10/2032(a)(b)	2,764,820
1,480,000	Smyrna Ready Mix Concrete LLC, 2025 Term Loan B, 1 mo. USD SOFR + 3.000%, 7.322%, 4/02/2029(b)	1,485,550
1,643,775	Specialty Building Products Holdings LLC, 2021 Term Loan B, 1 mo. USD SOFR + 3.750%, 8.174%, 10/15/2028(b)	1,629,737
4,444,860	White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.574%, 10/19/2029(a)(b)	4,429,214
		37,012,662
	Cable Satellite — 1.4%
992,167	CSC Holdings LLC, 2019 Term Loan B5, 6 mo. USD SOFR + 2.500%, 7.174%, 4/15/2027(a)(b)	933,748
3,422,000	CSC Holdings LLC, 2022 Term Loan B6, 1/18/2028(c)	3,357,838
793,924	CSC Holdings LLC, 2022 Term Loan B6, 1 mo. USD SOFR + 4.500%, 8.812%, 1/18/2028(a)(b)	779,038
6,813,831	DirecTV Financing LLC, 2024 Term Loan, 3 mo. USD SOFR + 5.250%, 9.802%, 8/02/2029(a)(b)	6,765,044
		11,835,668
	Chemicals — 3.4%
3,847,337	Bakelite U.S. Holdco, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.750%, 8.087%, 12/23/2031(a)(b)	3,814,866
2,413,519	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.000%, 7.324%, 8/18/2028(b)	2,402,465
1,871,000	Fortis 333, Inc., USD Term Loan B, 2/06/2032(c)	1,871,000
2,486,915	GEON Performance Solutions LLC, 2021 Term Loan, 3 mo. USD SOFR + 4.250%, 8.840%, 8/18/2028(a)(b)	2,474,480
2,004,631	Groupe Solmax, Inc., Term Loan, USD SOFR + 4.750%, 9.270%, 5/29/2028(b)	1,773,377
2,094,503	Innophos, Inc., 2020 Term Loan B, 1 mo. USD SOFR + 4.250%, 8.688%, 3/16/2029(a)(b)	2,092,639
2,693,072	LSF11 A5 HoldCo LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.947%, 10/15/2028(a)(b)	2,692,103
2,000,000	Paint Intermediate III LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.302%, 10/09/2031(a)(b)	1,998,760
2,558,000	SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 3 mo. USD SOFR + 3.000%, 7.291%, 1/31/2029(b)	2,555,723
1,500,000	Tronox Finance LLC, 2024 1st Lien Term Loan B, USD SOFR + 2.500%, 6.827%, 9/18/2031(a)(b)	1,480,695

Principal Amount	Description	Value (†)
	Chemicals — continued
$1,972,622	Windsor Holdings III LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD SOFR + 3.500%, 7.822%, 8/01/2030(a)(b)	$1,965,224
3,945,243	Windsor Holdings III LLC, 2025 USD Term Loan B, 8/01/2030(c)	3,930,449
		29,051,781
	Consumer Cyclical Services — 7.1%
292,038	Amspec Parent LLC, 2024 Delayed Draw Term Loan, 12/22/2031(d)	291,492
1,898,249	Amspec Parent LLC, 2024 Term Loan, 3 mo. USD SOFR + 4.250%, 8.579%, 12/22/2031(a)(b)	1,894,700
2,985,000	BIFM U.S. Finance LLC, 2024 Incremental Term Loan, 1 mo. USD SOFR + 3.750%, 8.074%, 5/31/2028(a)(b)	2,988,731
2,905,000	Catawba Nation Gaming Authority, Term Loan B, 12/16/2031(c)	2,926,788
3,957,491	CHG Healthcare Services, Inc., 2024 Term Loan B1, USD SOFR + 3.000%, 7.313%, 9/29/2028(a)(b)	3,956,264
1,240,994	Corp. Service Co., Term Loan B, 1 mo. USD SOFR + 2.000%, 6.312%, 11/02/2029(b)	1,236,030
3,031,602	Cushman & Wakefield U.S. Borrower LLC, 2024 Tranche 2 Incremental Term Loan, 1 mo. USD SOFR + 3.250%, 7.574%, 1/31/2030(a)(b)	3,034,119
3,482,456	Ensemble RCM LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.291%, 8/01/2029(a)(b)	3,493,530
1,887,769	Fleet Midco I Ltd., 2024 1st Lien Term Loan B, 6 mo. USD SOFR + 2.750%, 7.055%, 2/21/2031(a)(b)	1,885,409
3,758,747	Galaxy U.S. Opco, Inc., Term Loan, 3 mo. USD SOFR + 5.000%, 9.291%, 4/29/2029(a)(b)	3,284,205
56,087	Grant Thornton Advisors LLC, 2025 Delayed Draw Term Loan, 6/02/2031(d)	55,962
2,564,913	Grant Thornton Advisors LLC, 2025 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.055%, 6/02/2031(a)(b)	2,559,219
1,912,000	Horizon U.S. Finco LP, Term Loan B, 3 mo. USD SOFR + 4.750%, 9.055%, 10/31/2031(a)(b)	1,873,760
2,955,094	Inmar, Inc., 2023 Term Loan, USD SOFR + 5.000%, 9.325%, 10/30/2031(b)	2,958,788
3,250,500	Kingpin Intermediate Holdings LLC, 2023 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.824%, 2/08/2028(b)	3,236,295
3,109,662	Latham Pool Products, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 3.750%, 8.191%, 2/23/2029(b)	3,044,887
3,515,188	OMNIA Partners LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.050%, 7/25/2030(a)(b)	3,511,110
4,782,826	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 9.074%, 3/15/2030(b)	4,780,818
277,708	Raven Acquisition Holdings LLC, Delayed Draw Term Loan, 1.625%, 11/19/2031(d)	276,370
3,887,914	Raven Acquisition Holdings LLC, Term Loan B, 1 mo. USD SOFR + 3.250%, 7.574%, 11/19/2031(a)(b)	3,869,174
3,288,733	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 7.824%, 11/14/2030(a)(b)	3,291,298
2,320,955	Sweetwater Borrower LLC, Term Loan B, 1 mo. USD SOFR + 4.250%, 8.688%, 8/07/2028(a)(b)	2,320,955
2,914,152	Vistage Worldwide, Inc., Term Loan, 3 mo. USD SOFR + 3.750%, 9.037%, 7/13/2029(a)(b)	2,916,571
		59,686,475
	Consumer Products — 2.8%
3,853,178	AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 3.000%, 7.309%, 7/31/2028(a)(b)	3,839,114
1,361,967	American Greetings Corp., 2024 Term Loan B, 1 mo. USD SOFR + 5.750%, 10.074%, 10/30/2029(b)	1,370,479
Principal Amount	Description	Value (†)
	Consumer Products — continued
$3,185,062	Bombardier Recreational Products, Inc., 2023 Term Loan B3, 1 mo. USD SOFR + 2.750%, 7.074%, 12/13/2029(a)(b)	$3,184,170
2,125,000	Champ Acquisition Corp., 2024 Term Loan B, 3 mo. USD SOFR + 4.500%, 8.829%, 11/25/2031(a)(b)	2,135,625
2,487,113	Hayward Industries, Inc., 2021 Term Loan, 1 mo. USD SOFR + 2.500%, 6.938%, 5/30/2028(b)	2,484,402
1,947,545	Hunter Douglas, Inc., 2025 USD Term Loan B, 3 mo. USD SOFR + 3.250%, 7.553%, 1/20/2032(a)(b)	1,932,938
2,109,023	Recess Holdings, Inc., 2025 Repriced Term Loan, 3 mo. USD SOFR + 3.750%, 8.047%, 2/20/2030(a)(b)	2,119,568
1,077,900	Topgolf Callaway Brands Corp., Term Loan B, 1 mo. USD SOFR + 3.000%, 7.324%, 3/18/2030(a)(b)	1,064,652
2,776,583	VC GB Holdings I Corp., 1st Lien Term Loan, 3 mo. USD SOFR + 3.500%, 8.090%, 7/21/2028(a)(b)	2,769,114
2,661,732	Weber-Stephen Products LLC, 2022 Incremental Term Loan B, 1 mo. USD SOFR + 4.250%, 8.674%, 10/30/2027(b)	2,648,424
		23,548,486
	Diversified Manufacturing — 2.8%
4,832,000	Alliance Laundry Systems LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.072%, 8/19/2031(a)(b)	4,835,044
2,015,325	Arcline FM Holdings LLC, 2024 Term Loan, 3 mo. USD SOFR + 4.500%, 8.803%, 6/23/2028(a)(b)	2,012,806
1,536,000	Crown Equipment Corp., Term Loan B, 1 mo. USD SOFR + 2.500%, 6.814%, 10/10/2031(a)(b)	1,539,840
2,885,768	Dynamo Newco II GmbH, USD Term Loan B, 6 mo. USD SOFR + 4.000%, 8.262%, 10/01/2031(a)(b)	2,894,800
3,550,102	EMRLD Borrower LP, 2024 Term Loan B, 3 mo. USD SOFR + 2.500%, 6.829%, 8/04/2031(a)(b)	3,540,588
2,744,753	Filtration Group Corp., 2025 USD Term Loan B, 1 mo. USD SOFR + 3.000%, 7.324%, 10/21/2028(a)(b)	2,757,324
3,000,000	Infinite Bidco LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 7.000%, 11.552%, 3/02/2029(b)	2,604,390
2,430,119	LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, 1 mo. USD SOFR + 4.250%, 8.559%, 12/02/2031(a)(b)	2,371,383
1,049,000	Minimax Viking GmbH, 2025 USD Term Loan B, 2/20/2032(c)	1,049,000
		23,605,175
	Electric — 1.6%
3,380,000	Cogentrix Finance Holdco I LLC, Term Loan B, 2/13/2032(c)	3,374,085
4,029,258	Kohler Energy Co. LLC, USD Term Loan B, 1 mo. USD SOFR + 3.750%, 8.074%, 5/01/2031(a)(b)	3,992,309
2,953,597	Lightning Power LLC, Term Loan B, 3 mo. USD SOFR + 3.250%, 7.579%, 8/18/2031(a)(b)	2,944,973
2,164,279	Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD SOFR + 2.500%, 6.818%, 5/17/2030(b)	2,165,188
1,086,807	Talen Energy Supply LLC, 2024 Incremental Term Loan B, 3 mo. USD SOFR + 2.500%, 6.818%, 12/15/2031(a)(b)	1,087,622
		13,564,177
	Environmental — 1.1%
2,570,012	Covanta Holding Corp., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.500%, 6.807%, 11/30/2028(a)(b)	2,568,419
141,143	Covanta Holding Corp., 2024 1st Lien Term Loan C, 1 mo. USD SOFR + 2.500%, 6.807%, 11/30/2028(a)(b)	141,055
2,812,865	Northstar Group Services, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 4.750%, 9.079%, 5/08/2030(a)(b)	2,829,039

Principal Amount	Description	Value (†)
	Environmental — continued
$3,492,164	The Action Environmental Group, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 3.750%, 8.079%, 10/24/2030(b)	$3,509,625
13,184	The Action Environmental Group, Inc., 2024 Delayed Draw Term Loan, 3 mo. USD SOFR + 3.750%, 8.079%, 10/24/2030(a)(b)	13,168
39,554	The Action Environmental Group, Inc., 2024 Delayed Draw Term Loan, 4.000%, 10/24/2030(d)	39,504
		9,100,810
	Financial Other — 2.4%
1,433,775	AAL Delaware Holdco, Inc., 2025 Term Loan, 1 mo. USD SOFR + 2.750%, 7.074%, 7/30/2031(a)(b)	1,434,219
1,872,000	Anticimex International AB, 2024 Term Loan B6, 11/16/2028(c)	1,875,894
2,175,506	Aragorn Parent Corp., Term Loan, 1 mo. USD SOFR + 4.000%, 8.324%, 12/15/2028(a)(b)	2,190,017
1,995,000	Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 1/27/2032(c)	1,996,257
1,505,000	Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 6 mo. USD SOFR + 3.250%, 7.542%, 1/27/2032(a)(b)	1,505,948
2,750,000	Dragon Buyer, Inc., Term Loan B, 3 mo. USD SOFR + 3.250%, 7.579%, 9/30/2031(a)(b)	2,750,687
2,521,320	Luxembourg Investment Co. 428 SARL, Term Loan B, 3 mo. USD SOFR + 5.000%, 10.391%, 1/03/2029(e)	37,820
2,473,767	Mariner Wealth Advisors LLC, Term Loan B, 1 mo. USD SOFR + 2.500%, 6.824%, 8/18/2028(a)(b)	2,471,441
3,815,825	Mermaid Bidco, Inc., 2024 USD Term Loan B, 3 mo. USD SOFR + 3.250%, 7.553%, 7/03/2031(a)(b)	3,832,615
2,000,000	Nvent Electric Public Ltd. Co., Term Loan B, 1 mo. USD SOFR + 3.500%, 7.824%, 1/30/2032(a)(b)	2,011,500
		20,106,398
	Food & Beverage — 1.7%
2,660,294	Aspire Bakeries Holdings LLC, Term Loan, 1 mo. USD SOFR + 4.250%, 8.574%, 12/13/2030(a)(b)	2,666,945
2,932,721	CHG PPC Parent LLC, 2021 Term Loan, 1 mo. USD SOFR + 3.000%, 7.438%, 12/08/2028(b)	2,932,721
2,138,400	Chobani LLC, 2025 Repriced Term Loan B, 1 mo. USD SOFR + 2.500%, 6.824%, 10/25/2027(a)(b)	2,148,707
4,157,268	Fiesta Purchaser, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 3.250%, 7.574%, 2/12/2031(a)(b)	4,153,152
2,359,375	Northeast Grocery, Inc., Term Loan B, 3 mo. USD SOFR + 7.500%, 11.823%, 12/13/2028(a)(b)	2,364,094
31,810	Sauer Brands, Inc., Delayed Draw Term Loan, 2/04/2032(c)	31,845
337,190	Sauer Brands, Inc., Term Loan B, 2/04/2032(c)	337,557
		14,635,021
	Gaming — 2.1%
3,865,787	Caesars Entertainment, Inc., 2024 Term Loan B1, 3 mo. USD SOFR + 2.250%, 6.563%, 2/06/2031(b)	3,865,787
2,459,000	DK Crown Holdings, Inc., 2025 Term Loan B, 2/25/2032(c)	2,449,779
4,521,608	GVC Holdings (Gibraltar) Ltd., 2024 USD Term Loan B3, 3 mo. USD SOFR + 2.750%, 7.079%, 10/31/2029(a)(b)	4,525,135
3,473,750	J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, 1 mo. USD SOFR + 3.500%, 7.824%, 4/26/2030(a)(b)	3,457,458
3,123,450	Ontario Gaming GTA LP, Term Loan B, 3 mo. USD SOFR + 4.250%, 8.579%, 8/01/2030(a)(b)	3,130,759
		17,428,918
Principal Amount	Description	Value (†)
	Government Owned - No Guarantee — 0.5%
$3,805,278	Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 3 mo. USD SOFR + 3.750%, 8.079%, 7/06/2029(a)(b)	$3,820,727
	Healthcare — 5.3%
4,752,837	Bausch & Lomb Corp., 2023 Incremental Term Loan, 3 mo. USD SOFR + 4.000%, 8.329%, 9/29/2028(a)(b)	4,758,779
1,190,816	Bausch & Lomb Corp., Term Loan, 1 mo. USD SOFR + 3.250%, 7.674%, 5/10/2027(a)(b)	1,186,470
2,344,409	Charlotte Buyer, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 4.250%, 8.565%, 2/11/2028(a)(b)	2,338,173
3,253,341	Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 4.250%, 8.541%, 3/30/2029(b)	3,099,816
1,454,000	Electron BidCo, Inc., 2021 Term Loan, 1 mo. USD SOFR + 2.750%, 7.074%, 11/01/2028(a)(b)	1,451,819
964,521	Gainwell Acquisition Corp., Term Loan B, 3 mo. USD SOFR + 4.000%, 8.429%, 10/01/2027(a)(b)	895,799
373,741	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(d)	373,976
2,902,721	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.824%, 10/23/2031(a)(b)	2,904,549
3,463,225	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 12/12/2028(c)	3,473,615
649,000	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 3 mo. USD SOFR + 3.750%, 8.040%, 12/12/2028(a)(b)	650,947
3,092,250	LifePoint Health, Inc., 2024 Incremental Term Loan B1, 3 mo. USD SOFR + 3.500%, 7.965%, 5/17/2031(a)(b)	2,978,239
3,263,704	MDVIP, Inc., 2024 Repriced Term Loan B, 1 mo. USD SOFR + 3.000%, 7.324%, 10/16/2028(a)(b)	3,256,915
2,875,209	National Mentor Holdings, Inc., 2021 Term Loan, USD SOFR + 3.750%, 8.175%, 3/02/2028(a)(b)	2,814,398
78,591	National Mentor Holdings, Inc., 2021 Term Loan C, 3 mo. USD SOFR + 3.750%, 8.179%, 3/02/2028(a)(b)	76,929
1,566,678	Onex TSG Intermediate Corp., 2021 Term Loan B, 3 mo. USD SOFR + 4.750%, 9.302%, 2/28/2028(a)(b)	1,575,294
4,014,593	Parexel International Corp., 2025 Term Loan B, 11/15/2028(c)	4,019,210
3,155,000	Southern Veterinary Partners LLC, 2024 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 7.715%, 12/04/2031(a)(b)	3,156,641
1,893,965	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 8.329%, 9/27/2030(a)(b)	1,853,453
461,513	Surgery Center Holdings, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 2.750%, 7.074%, 12/19/2030(a)(b)	461,711
3,345,000	TTF Holdings LLC, 2024 Term Loan, 6 mo. USD SOFR + 3.750%, 8.002%, 7/18/2031(a)(b)	3,353,362
		44,680,095
	Independent Energy — 0.3%
2,805,925	Matador Bidco SARL, 2024 Term Loan B, 1 mo. USD SOFR + 4.250%, 8.674%, 7/30/2029(b)	2,805,925
	Industrial Other — 3.7%
3,035,724	Archkey Solutions LLC, 2024 Term Loan B, 1 mo. USD SOFR + 4.750%, 9.059%, 11/01/2031(a)(b)	3,042,039
350,276	Archkey Solutions LLC, 2024 Delayed Draw Term Loan B, 11/01/2031(d)	351,004
2,982,000	Gloves Buyer, Inc., 2025 Term Loan, 1/17/2032(c)	2,963,363
2,012,401	KUEHG Corp., 2024 Term Loan, 3 mo. USD SOFR + 3.250%, 7.537%, 6/12/2030(a)(b)	2,018,559

Principal Amount	Description	Value (†)
	Industrial Other — continued
$987,537	Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 4.000%, 8.305%, 8/11/2028(b)	$981,365
2,809,957	Lernen Bidco Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 4.000%, 8.605%, 10/27/2031(a)(b)	2,829,290
2,830,773	Mckissock Investment Holdings LLC, 2022 Term Loan, 3 mo. USD SOFR + 5.000%, 9.457%, 3/12/2029(a)(b)	2,809,542
2,962,272	Michael Baker International LLC, 2025 Term Loan B, 1 mo. USD SOFR + 4.000%, 8.324%, 12/01/2028(a)(b)	2,970,921
4,137,037	Service Logic Acquisition, Inc., 2024 Term Loan B, USD SOFR + 3.500%, 7.791%, 10/29/2027(a)(b)	4,142,208
4,269,037	Service Logic Acquisition, Inc., 2025 Repriced Term Loan B, 10/29/2027(c)	4,274,373
4,526,306	St. George's University Scholastic Services LLC, 2022 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.063%, 2/10/2029(a)(b)	4,518,204
		30,900,868
	Leisure — 1.2%
23,609	Carnival Corp., 2025 Term Loan (2027), 1 mo. USD SOFR + 2.000%, 6.319%, 8/08/2027(a)(b)	23,565
29,694	Carnival Corp., 2025 Term Loan (2028), 1 mo. USD SOFR + 2.000%, 6.319%, 10/18/2028(a)(b)	29,677
3,732,000	Endeavor Group Holdings, Inc., Term Loan B, 1/27/2032(c)	3,745,995
3,015,000	LC Ahab US Bidco LLC, Term Loan B, 5/01/2031(c)	3,011,231
2,954,942	SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, 1 mo. USD SOFR + 2.000%, 6.324%, 12/04/2031(a)(b)	2,943,860
		9,754,328
	Lodging — 0.1%
1,025,000	Travel & Leisure Co., 2024 Term Loan B, 1 mo. USD SOFR + 2.500%, 6.824%, 12/14/2029(a)(b)	1,026,281
	Media Entertainment — 5.3%
4,036,102	Advantage Sales & Marketing, Inc., 2024 Term Loan, 3 mo. USD SOFR + 4.250%, 8.805%, 10/28/2027(a)(b)	4,026,012
1,706,000	AP Core Holdings II LLC, High-Yield Term Loan B2, 1 mo. USD SOFR + 5.500%, 9.938%, 9/01/2027(b)	1,595,537
5,535,084	Cengage Learning, Inc., 2024 1st Lien Term Loan B, USD SOFR + 3.500%, 7.826%, 3/24/2031(a)(b)	5,526,450
1,681,500	Century De Buyer LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 7.787%, 10/30/2030(a)(b)	1,685,182
2,500,000	Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD SOFR + 4.000%, 8.438%, 8/23/2028(a)(b)	2,498,650
6,392,067	Creative Artists Agency LLC, 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.750%, 7.074%, 10/01/2031(a)(b)	6,393,857
2,611,638	Dotdash Meredith, Inc., 2024 Term Loan, 1 mo. USD SOFR + 3.500%, 7.809%, 12/01/2028(a)(b)	2,624,696
2,373,594	Gray Television, Inc., 2021 Term Loan D, 1 mo. USD SOFR + 3.000%, 7.423%, 12/01/2028(b)	2,136,661
552,942	McGraw-Hill Global Education Holdings LLC, 2025 Term Loan B, 8/06/2031(c)	555,878
4,031,332	McGraw-Hill Global Education Holdings LLC, 2025 Term Loan B, 3 mo. USD SOFR + 3.250%, 7.552%, 8/06/2031(a)(b)	4,052,738
7,400,000	MH Sub I LLC, 2021 2nd Lien Term Loan, 1 mo. USD SOFR + 6.250%, 10.574%, 2/23/2029(b)	7,244,304
Principal Amount	Description	Value (†)
	Media Entertainment — continued
$2,905,400	Planet U.S. Buyer LLC, 2024 Term Loan B, USD SOFR + 3.000%, 7.319%, 2/07/2031(b)	$2,908,305
3,193,000	Plano HoldCo, Inc., Term Loan B, 3 mo. USD SOFR + 3.500%, 7.829%, 10/02/2031(a)(b)	3,204,974
		44,453,244
	Midstream — 0.9%
1,622,496	AL NGPL Holdings LLC, Term Loan B, 3 mo. USD SOFR + 2.500%, 6.788%, 4/13/2028(a)(b)	1,626,147
3,126,375	Brazos Delaware II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.824%, 2/11/2030(a)(b)	3,132,440
3,126,375	Brazos Delaware II LLC, 2025 Term Loan B, 2/11/2030(c)	3,132,440
		7,891,027
	Oil Field Services — 0.8%
1,972,554	BANGL LLC, Term Loan B, 3 mo. USD SOFR + 4.500%, 8.810%, 2/01/2029(a)(b)	1,984,883
1,345,000	MRC Global U.S., Inc., 2024 Term Loan B, 6 mo. USD SOFR + 3.500%, 7.746%, 10/24/2031(a)(b)	1,345,000
3,181,028	Star Holding LLC, 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 4.500%, 8.824%, 7/31/2031(a)(b)	3,167,381
		6,497,264
	Other REITs — 0.7%
2,253,181	Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1, 1 mo. USD SOFR + 3.500%, 7.938%, 3/11/2028(a)(b)	2,241,915
4,041,700	Starwood Property Trust, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.250%, 6.574%, 11/18/2027(a)(b)	4,049,299
		6,291,214
	Packaging — 0.6%
3,233,750	Anchor Packaging, Inc., 2024 1st Lien Term Loan, 1 mo. USD SOFR + 3.250%, 7.567%, 7/18/2029(a)(b)	3,235,432
1,990,000	Ring Container Technologies Group LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.750%, 7.074%, 8/12/2028(a)(b)	1,991,751
		5,227,183
	Paper — 0.9%
2,734,000	Glatfelter Corp., Term Loan B, 3 mo. USD SOFR + 4.250%, 8.563%, 11/04/2031(a)(b)	2,745,100
1,648,582	Schweitzer-Mauduit International, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 3.750%, 8.188%, 4/20/2028(a)(b)	1,638,279
3,245,702	Spa Holdings 3 Oy, USD Term Loan B, 3 mo. USD SOFR + 3.750%, 8.340%, 2/04/2028(a)(b)	3,244,339
		7,627,718
	Pharmaceuticals — 0.2%
1,478,690	Bausch Health Cos., Inc., 2022 Term Loan B, 1 mo. USD SOFR + 5.250%, 9.674%, 2/01/2027(b)	1,469,271
	Property & Casualty Insurance — 6.6%
3,291,749	Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD SOFR + 3.000%, 7.324%, 11/06/2030(a)(b)	3,285,594
4,077,780	Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 1 mo. USD SOFR + 2.750%, 7.072%, 9/19/2031(a)(b)	4,070,399
1,500,000	AmWINS Group, Inc., 2025 Term Loan B, 1/30/2032(c)	1,497,075
2,728,676	AmWINS Group, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 2.250%, 6.574%, 1/30/2032(a)(b)	2,723,355

Principal Amount	Description	Value (†)
	Property & Casualty Insurance — continued
$5,896,140	Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, USD SOFR + 3.000%, 7.291%, 12/06/2031(a)(b)	$5,878,923
4,533,000	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 2/15/2031(c)	4,504,669
2,937,107	AssuredPartners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD SOFR + 3.500%, 7.824%, 2/14/2031(a)(b)	2,936,725
733,576	Asurion LLC, 2020 Term Loan B8, 1 mo. USD SOFR + 3.250%, 7.688%, 12/23/2026(a)(b)	732,740
4,686,000	Asurion LLC, 2021 2nd Lien Term Loan B3, 1 mo. USD SOFR + 5.250%, 9.688%, 1/31/2028(b)	4,576,910
2,787,299	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.674%, 8/19/2028(a)(b)	2,783,368
405,344	Asurion LLC, 2024 Term Loan B12, 1 mo. USD SOFR + 4.250%, 8.574%, 9/19/2030(a)(b)	403,443
2,369,330	Baldwin Insurance Group Holdings LLC, 2024 Repriced Term Loan B, 1 mo. USD SOFR + 3.000%, 7.310%, 5/26/2031(a)(b)	2,372,292
3,950,150	BroadStreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD SOFR + 3.000%, 7.324%, 6/13/2031(a)(b)	3,948,056
3,087,929	Howden Group Holdings Ltd., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.824%, 4/18/2030(a)(b)	3,085,026
3,009,000	HUB International Ltd., 2025 Term Loan B, 3 mo. USD SOFR + 2.500%, 6.787%, 6/20/2030(a)(b)	3,010,896
185,000	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.250%, 6.574%, 9/15/2031(a)(b)	184,722
3,968,913	Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.313%, 7/31/2031(a)(b)	3,969,984
2,550,888	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.079%, 5/06/2031(a)(b)	2,545,786
460,526	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 9.079%, 5/06/2032(a)(b)	466,974
2,793,000	USI, Inc., 2024 Term Loan C, 3 mo. USD SOFR + 2.250%, 6.579%, 9/29/2030(a)(b)	2,780,795
351,349	USI, Inc., 2024 Term Loan D, 3 mo. USD SOFR + 2.250%, 6.579%, 11/21/2029(a)(b)	350,141
		56,107,873
	Restaurants — 0.9%
2,820,825	1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 1 mo. USD SOFR + 1.750%, 6.074%, 9/20/2030(a)(b)	2,805,931
2,054,731	Dave & Buster's, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 7.563%, 6/29/2029(a)(b)	1,944,289
2,487,500	Whatabrands LLC, 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.500%, 6.824%, 8/03/2028(a)(b)	2,483,844
		7,234,064
	Retailers — 7.9%
4,951,000	ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan, 2/13/2032(c)	4,916,987
4,145,713	At Home Group, Inc., Term Loan B, 1 mo. USD SOFR + 4.250%, 8.673%, 7/24/2028(a)(b)	1,627,192
2,766,068	Belron Finance LLC, 2024 USD Term Loan B, 3 mo. USD SOFR + 2.750%, 7.052%, 10/16/2031(a)(b)	2,772,125
2,715,903	Canada Goose, Inc., 2021 Term Loan, 1 mo. USD SOFR + 3.500%, 7.938%, 10/07/2027(a)(b)	2,718,320
278,663	Container Store, Inc., 2025 New Money Exit Term Loan, 3 mo. USD SOFR + 6.500%, 10.830%, 4/30/2029(a)(b)	264,730
509,700	Container Store, Inc., 2025 Roll-Up Exit Term Loan, 3 mo. USD SOFR + 5.000%, 9.330%, 7/30/2029(a)(b)	397,566
Principal Amount	Description	Value (†)
	Retailers — continued
$2,931,472	CWGS Group LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.500%, 6.938%, 6/03/2028(a)(b)	$2,871,172
3,232,537	Driven Holdings LLC, Term Loan B, 1 mo. USD SOFR + 3.000%, 7.438%, 12/17/2028(a)(b)	3,236,578
5,183,804	Evergreen Acqco 1 LP, 2021 USD Term Loan, 3 mo. USD SOFR + 3.750%, 8.077%, 4/26/2028(a)(b)	5,181,212
3,297,000	Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.574%, 1/16/2032(a)(b)	3,303,198
1,046,000	Hanesbrands, Inc., 2025 Term Loan B, 2/20/2032(c)	1,047,308
5,385,935	Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 2.500%, 6.824%, 6/11/2031(b)	5,324,104
644,376	International Textile Group, Inc., 2023 Last Out Term Loan, 5.500% PIK or 3 mo. USD SOFR + 6.650% Cash, 9/30/2027(b)(f)	541,276
2,743,921	International Textile Group, Inc., 2023 Term Loan, 3 mo. USD SOFR + 8.500%, 12.960%, 9/30/2027(b)	2,782,802
1,366,266	Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD SOFR + 4.250%, 8.840%, 4/17/2028(a)(b)	1,106,102
1,307,164	Olaplex, Inc., 2022 Term Loan, 1 mo. USD SOFR + 3.500%, 7.924%, 2/23/2029(a)(b)	1,210,943
2,652,953	Peer Holding III BV, 2023 USD Term Loan B4, 3 mo. USD SOFR + 3.250%, 7.579%, 10/28/2030(a)(b)	2,657,383
2,435,000	Peer Holding III BV, 2024 USD Term Loan B5, 3 mo. USD SOFR + 3.000%, 7.329%, 7/01/2031(a)(b)	2,437,289
3,657,182	Petco Health & Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD SOFR + 3.250%, 7.840%, 3/03/2028(a)(b)	3,368,045
2,917,415	PetSmart, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 3.750%, 8.174%, 2/11/2028(a)(b)	2,901,778
3,417,557	Restoration Hardware, Inc., 2022 Incremental Term Loan, 1 mo. USD SOFR + 3.250%, 7.674%, 10/20/2028(a)(b)	3,385,808
2,247,570	RVR Dealership Holdings LLC, Term Loan B, 1 mo. USD SOFR + 3.750%, 8.174%, 2/08/2028(a)(b)	2,104,984
1,107,110	S&S Holdings LLC, 2024 Term Loan, 1 mo. USD SOFR + 5.000%, 9.322%, 10/01/2031(a)(b)	1,102,494
2,707,205	S&S Holdings LLC, Term Loan, 1 mo. USD SOFR + 5.000%, 9.422%, 3/11/2028(a)(b)	2,701,953
2,274,539	Tory Burch LLC, Term Loan B, 1 mo. USD SOFR + 3.250%, 7.688%, 4/16/2028(b)	2,269,922
2,300,000	Varsity Brands, Inc., 2025 Term Loan, 8/26/2031(c)	2,298,275
1,959,299	Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 2.750%, 7.074%, 1/30/2031(a)(b)	1,953,088
		66,482,634
	Technology — 13.2%
4,749,442	Access CIG LLC, 2023 Term Loan, 3 mo. USD SOFR + 5.000%, 9.291%, 8/18/2028(b)	4,762,171
4,913,442	Access CIG LLC, 2025 Term Loan B, 8/18/2028(c)	4,926,610
4,860,000	Altar Bidco, Inc., 2021 2nd Lien Term Loan, 1 yr. USD SOFR + 5.600%, 9.747%, 2/01/2030(a)(b)	4,645,334
4,960,165	Camelot U.S. Acquisition LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.750%, 7.074%, 1/31/2031(b)	4,888,242
4,692,183	Central Parent, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 7.579%, 7/06/2029(a)(b)	4,282,790
2,751,000	Clearwater Analytics LLC, 2025 Term Loan B, 2/07/2032(c)	2,747,561
4,834,781	Cotiviti Corp., 2024 Term Loan, 1 mo. USD SOFR + 2.750%, 7.059%, 5/01/2031(b)	4,780,390
318,000	Cotiviti, Inc., 2025 Incremental Term Loan, 2/13/2032(c)	313,628
2,778,571	EP Purchaser LLC, 2021 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.090%, 11/06/2028(a)(b)	2,762,956

Principal Amount	Description	Value (†)
	Technology — continued
$4,324,000	First Advantage Holdings LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.574%, 10/31/2031(a)(b)	$4,331,221
4,259,325	Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD SOFR + 3.750%, 8.074%, 6/27/2031(a)(b)	4,256,684
1,969,466	Foundever Worldwide Corp., 2021 USD Term Loan, 3 mo. USD SOFR + 3.750%, 8.178%, 8/28/2028(a)(b)	1,270,975
4,189,494	Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 1 mo. USD SOFR + 2.500%, 6.824%, 1/30/2032(a)(b)	4,168,546
3,271,150	Genuine Financial Holdings LLC, 2025 Term Loan B, 9/27/2030(c)	3,273,472
1,784,684	Global Holdings Interco LLC, Term Loan B, 1 mo. USD SOFR + 5.500%, 9.920%, 3/16/2026(a)(b)	1,713,297
994,975	Imprivata, Inc., 2024 Term Loan, 3 mo. USD SOFR + 3.500%, 7.791%, 12/01/2027(a)(b)	998,835
1,113,000	Javelin Buyer, Inc., 2024 1st Lien Term Loan, 12/05/2031(c)	1,117,174
1,701,000	Javelin Buyer, Inc., 2024 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 7.563%, 12/05/2031(a)(b)	1,707,379
5,354,903	Loyalty Ventures, Inc., Term Loan B, PRIME + 5.500%, 13.250%, 11/03/2027(g)(h)	361,456
3,794,384	McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD SOFR + 3.000%, 7.309%, 3/01/2029(a)(b)	3,781,103
442,065	MedAssets Software Intermediate Holdings, Inc., 2024 First Out Term Loan, 1 mo. USD SOFR + 4.000%, 8.320%, 12/15/2028(a)(b)	428,644
736,776	MedAssets Software Intermediate Holdings, Inc., 2024 Second Out Term Loan, 1 mo. USD SOFR + 4.000%, 8.435%, 12/15/2028(a)(b)	631,417
1,178,841	MedAssets Software Intermediate Holdings, Inc., 2024 Third Out Term Loan, 1 mo. USD SOFR + 6.750%, 11.185%, 12/17/2029(a)(b)	825,189
3,009,000	Mosel Bidco SE, USD Term Loan B, 3 mo. USD SOFR + 4.500%, 8.829%, 9/16/2030(a)(b)	3,016,523
2,158,444	NCR Atleos LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.750%, 8.053%, 4/16/2029(a)(b)	2,160,236
1,481,156	Neptune Bidco U.S., Inc., 2022 USD Term Loan A, 3 mo. USD SOFR + 4.750%, 9.139%, 4/11/2029(a)(b)	1,310,127
1,587,879	Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD SOFR + 5.000%, 9.389%, 4/11/2029(b)	1,407,861
3,087,000	Nuvei Technologies Corp., 2024 Term Loan B1, 1 mo. USD SOFR + 3.000%, 7.324%, 11/15/2031(a)(b)	3,082,771
779,485	Physician Partners LLC, 2025 Second Out Term Loan B1, 3 mo. USD SOFR + 4.000%, 8.458%, 12/31/2029(a)(b)	463,793
482,538	Physician Partners LLC, 2025 Third Out Term Loan C, 3 mo. USD SOFR + 5.500%, 9.958%, 12/31/2030(a)(b)	96,508
2,049,000	PointClickCare Technologies, Inc., 2024 USD Term Loan B, 3 mo. USD SOFR + 3.250%, 7.579%, 11/03/2031(a)(b)	2,051,561
1,946,000	Press Ganey Holdings, Inc., 2024 1st Lien Term Loan B, 4/30/2031(c)	1,942,361
1,496,250	Press Ganey Holdings, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 3.250%, 7.574%, 4/30/2031(a)(b)	1,493,452
302,000	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 10/28/2030(c)	302,945
1,073,000	Project Alpha Intermediate Holding, Inc., 2024 2nd Lien Incremental Term Loan, 11/22/2032(c)	1,076,358
2,282,779	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 7.579%, 10/28/2030(a)(b)	2,289,924
Principal Amount	Description	Value (†)
	Technology — continued
$2,454,000	Proofpoint, Inc., 2024 Term Loan, 8/31/2028(c)	$2,459,104
481,000	Proofpoint, Inc., 2024 Term Loan, 1 mo. USD SOFR + 3.000%, 7.324%, 8/31/2028(a)(b)	482,000
3,665,447	Quest Software U.S. Holdings, Inc., 2022 Term Loan, 3 mo. USD SOFR + 4.250%, 8.691%, 2/01/2029(a)(b)	1,965,596
2,690,742	Redstone Holdco 2 LP, 2021 Term Loan, 3 mo. USD SOFR + 4.750%, 9.302%, 4/27/2028(a)(b)	1,582,506
451,889	Sabre GLBL, Inc., 2022 1st Lien Term Loan B, 1 mo. USD SOFR + 5.000%, 9.424%, 6/30/2028(b)	443,660
2,536,689	Sabre GLBL, Inc., 2024 Term Loan B1, 1 mo. USD SOFR + 6.000%, 10.424%, 11/15/2029(a)(b)	2,534,583
4,085,000	Sandisk Corp., Term Loan B, 3 mo. USD SOFR + 3.000%, 7.330%, 2/20/2032(a)(b)	4,003,300
1,000,000	UKG, Inc., 2024 Term Loan B, 2/10/2031(c)	999,670
2,747,166	UKG, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.300%, 2/10/2031(a)(b)	2,746,259
3,587,686	Virtusa Corp., 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.574%, 2/15/2029(b)	3,595,149
2,461,639	Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD SOFR + 4.000%, 8.552%, 4/24/2028(b)	2,418,044
1,737,000	World Wide Technology Holding Co. LLC, 2025 Add-on Term Loan, 3/01/2030(c)	1,739,171
2,928,000	Zuora, Inc., Term Loan B, 3 mo. USD SOFR + 3.500%, 7.815%, 12/13/2031(a)(b)	2,907,270
		111,545,806
	Transportation Services — 2.7%
1,100,000	AIT Worldwide Logistics Holdings, Inc., 2025 Repriced Term Loan, 4/08/2030(c)	1,101,144
1,922,964	AIT Worldwide Logistics Holdings, Inc., 2025 Repriced Term Loan, 3 mo. USD SOFR + 4.000%, 8.302%, 4/08/2030(a)(b)	1,924,964
1,901,196	Brown Group Holding LLC, 2022 Incremental Term Loan B2, USD SOFR + 2.500%, 6.806%, 7/01/2031(a)(b)	1,898,021
718,272	Brown Group Holding LLC, Term Loan B, 1 mo. USD SOFR + 2.500%, 6.824%, 7/01/2031(a)(b)	717,237
1,500,000	Construction Partners, Inc., Term Loan B, 11/03/2031(c)	1,495,005
2,686,000	Construction Partners, Inc., Term Loan B, 1 mo. USD SOFR + 2.500%, 6.824%, 11/03/2031(a)(b)	2,677,056
2,145,550	KKR Apple Bidco LLC, 2025 Term Loan, 9/22/2031(c)	2,133,299
1,579,844	PODS LLC, 2021 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.552%, 3/31/2028(a)(b)	1,367,276
3,443,208	Rand Parent LLC, 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.302%, 3/18/2030(a)(b)	3,437,183
1,017,155	St. George Warehousing & Trucking Co. of California, Inc., 2024 Second Out Term Loan, 6.500% PIK or 1 mo. USD SOFR + 7.600% Cash, 10/03/2029(a)(b)(f)	550,535
761,571	St. George Warehousing & Trucking Co. of California, Inc., 2024 Third Out Term Loan, 6.000% PIK or 1 mo. USD SOFR + 7.600% Cash, 10/03/2029(a)(b)(f)	152,314
1,918,000	Stonepeak Nile Parent LLC, Term Loan B, 2/04/2032(c)	1,911,402
3,485,018	Worldwide Express Operations LLC, 2024 Term Loan B, 3 mo. USD SOFR + 4.000%, 8.329%, 7/26/2028(a)(b)	3,470,869
		22,836,305

Principal Amount	Description	Value (†)
	Wireless — 1.5%
$3,726,835	CCI Buyer, Inc., Term Loan, 3 mo. USD SOFR + 4.000%, 8.329%, 12/17/2027(a)(b)	$3,739,245
5,080,239	Crown Subsea Communications Holding, Inc., 2024 Term Loan B1, 1 mo. USD SOFR + 4.000%, 8.309%, 1/30/2031(b)	5,100,865
3,585,704	Voyage Digital (NZ) Ltd., 2024 Term Loan, 3 mo. USD SOFR + 3.250%, 7.573%, 5/11/2029(a)(b)	3,608,115
		12,448,225
	Wirelines — 0.7%
2,493,750	Frontier Communications Corp., 2025 Term Loan B, 6 mo. USD SOFR + 2.500%, 6.792%, 7/01/2031(a)(b)	2,502,054
3,833,210	Voyage Australia Pty. Ltd., USD Term Loan B, 3 mo. USD SOFR + 3.500%, 8.055%, 7/20/2028(a)(b)	3,838,002
		6,340,056
	Total Senior Loans (Identified Cost $807,183,791)	788,726,149

Bonds and Notes — 2.3%
	Cable Satellite — 1.0%
4,200,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(i)	4,122,271
5,000,000	DISH DBS Corp., 7.750%, 7/01/2026	4,460,322
		8,582,593
	Chemicals — 0.4%
3,059,625	Innophos Holdings, Inc., 11.500%, 6/15/2029(i)	3,243,203
	Media Entertainment — 0.4%
4,650,000	Millennium Escrow Corp., 6.625%, 8/01/2026(i)	3,465,106
	Retailers — 0.2%
1,728,000	Evergreen Acqco 1 LP/TVI, Inc., 9.750%, 4/26/2028(i)	1,813,280
	Wirelines — 0.3%
2,500,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(i)	2,225,000
	Total Bonds and Notes (Identified Cost $20,635,793)	19,329,182

Collateralized Loan Obligations — 2.1%
3,280,000	720 East CLO VI Ltd., Series 2024-3A, Class E, 3 mo. USD SOFR + 5.500%, 10.061%, 1/20/2038(b)(i)	3,300,333
2,345,000	AGL CLO 35 Ltd., Series 2024-35A, Class E, 3 mo. USD SOFR + 5.150%, 9.662%, 1/21/2038(b)(i)	2,365,755
2,490,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class ER, 3 mo. USD SOFR + 5.400%, 9.693%, 10/20/2037(b)(i)	2,510,067
2,735,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER2, 3 mo. USD SOFR + 4.800%, 9.080%, 1/21/2038(b)(i)	2,772,757
3,275,000	OHA Credit Partners XVII Ltd., Series 2024-17A, Class E, 3 mo. USD SOFR + 5.000%, 9.402%, 1/18/2038(b)(i)	3,303,129
3,300,000	Palmer Square CLO Ltd., Series 2022-4A, Class ER, 3 mo. USD SOFR + 5.500%, 10.061%, 10/20/2037(b)(i)	3,363,244
	Total Collateralized Loan Obligations (Identified Cost $17,425,000)	17,615,285

Shares	Description	Value (†)
Exchange-Traded Funds — 1.5%
280,000	Invesco Senior Loan ETF	$5,868,800
174,000	SPDR® Blackstone Senior Loan ETF	7,255,800
	Total Exchange-Traded Funds (Identified Cost $13,182,236)	13,124,600

Common Stocks— 0.1%
	Capital Markets — 0.1%
32,299	Resolute Topco, Inc.(e)	297,151
	Oil, Gas & Consumable Fuels — 0.0%
61,854	Ameriforge Group, Inc.(e)(h)	5,691
57	Frontera Energy Corp.	281
		5,972
	Specialty Retail — 0.0%
15,696	Container Store, Inc.(e)	47,088
	Textiles, Apparel & Luxury Goods — 0.0%
53,230	Elevate Textiles Holding Corp.(e)	208,502
	Total Common Stocks (Identified Cost $10,598,599)	558,713

Warrants — 0.0%
55,256	Elevate Textiles Holding Corp., Expiration on 6/21/2028(e) (Identified Cost $2,333)	553

Principal Amount
Short-Term Investments — 7.9%
$54,811,486	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2025 at 2.500% to be repurchased at $54,822,905 on 3/03/2025 collateralized by $55,322,100 U.S. Treasury Note, 4.500% due 7/15/2026 valued at $55,907,853 including accrued interest(j)	54,811,486
12,000,000	U.S. Treasury Bills, 4.256%, 3/11/2025(k)	11,988,587
	Total Short-Term Investments (Identified Cost $66,797,301)	66,800,073
	Total Investments — 107.4% (Identified Cost $935,825,053)	906,154,555
	Other assets less liabilities — (7.4)%	(62,803,027)
	Net Assets — 100.0%	$843,351,528

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(b)
Variable rate security. Rate as of February 28, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Position is unsettled. Contract rate was not determined at February 28, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(e)	Non-income producing security.
(f)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Level 3 security. Value has been determined using significant unobservable inputs.
(i)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the value of Rule 144A holdings amounted to
$32,484,145 or 3.9% of net assets.

(j)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of February 28, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ETF	Exchange-Traded Fund
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
SPDR®	Standard & Poor's Depositary Receipt

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of February 28, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Senior Loans
Technology	$ —	$111,184,350	$361,456	$111,545,806
All Other Senior Loans(a)	—	677,180,343	—	677,180,343
Total Senior Loans	—	788,364,693	361,456	788,726,149
Bonds and Notes(a)	—	19,329,182	—	19,329,182
Collateralized Loan Obligations	—	17,615,285	—	17,615,285
Exchange-Traded Funds	13,124,600	—	—	13,124,600
Common Stocks
Capital Markets	—	297,151	—	297,151
Oil, Gas & Consumable Fuels	281	—	5,691	5,972
Specialty Retail	—	47,088	—	47,088
Textiles, Apparel & Luxury Goods	—	208,502	—	208,502
Total Common Stocks	281	552,741	5,691	558,713
Warrants	—	553	—	553
Short-Term Investments	—	66,800,073	—	66,800,073
Total Investments	$13,124,881	$892,662,527	$367,147	$906,154,555

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2024 and/or February 28, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of November 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at February 28, 2025
Senior Loans
Technology	$401,618	$2,663	$ —	$(42,825)	$ —	$ —	$ —	$ —	$361,456	$(42,825)
Common Stocks
Oil, Gas & Consumable Fuels	5,691	—	—	—	—	—	—	—	5,691	—
Total	$407,309	$2,663	$ —	$(42,825)	$ —	$ —	$ —	$ —	$367,147	$(42,825)

Industry Summary at February 28, 2025 (Unaudited)
Technology	13.2%
Retailers	8.1
Consumer Cyclical Services	7.1
Property & Casualty Insurance	6.6
Media Entertainment	5.7
Healthcare	5.3
Brokerage	4.6
Building Materials	4.4
Chemicals	3.8
Industrial Other	3.7
Diversified Manufacturing	2.8
Consumer Products	2.8
Transportation Services	2.7
Financial Other	2.4
Cable Satellite	2.4
Automotive	2.2
Gaming	2.1
Other Investments, less than 2% each	16.0
Collateralized Loan Obligations	2.1
Short-Term Investments	7.9
Exchange-Traded Funds	1.5
Total Investments	107.4
Other assets less liabilities	(7.4)
Net Assets	100.0%